Accounts Receivable, Net (Details) - Schedule of Changes of Allowance for Credit Loss for Accounts Receivable - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Changes of Allowance for Credit Loss for Accounts Receivable [Abstract]
Beginning balance	$ 1,522,739	$ 762,992
Additional reserve through expect credit loss	285,264	820,352
Exchange rate difference	(76,486)	(60,605)
Ending balance	$ 1,731,517	$ 1,522,739